Incentive Compensation Units - Narrative (Details)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2017 employee shares	Jan. 31, 2017 shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of employees that elected not to convert shares | employee	1
Share-based compensation arrangement, allocated share-based compensation expense | $			$ 8,216,000	$ 4,106,000		$ 52,460,000	$ 8,312,000	$ 10,210,000	$ 27,924,000	$ 24,335,000
Unrecognized incentive unit compensation expense | $								1,608,000
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense | $			$ 6,880,000	4,008,000		$ 47,151,000	8,059,000	10,014,000	23,758,000	19,318,000
Owned Property Management Costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense | $								$ 196,000	$ 4,166,000	$ 5,017,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized incentive unit compensation expense, recognition period								1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized incentive unit compensation expense, recognition period								2 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)	62,529
Share-based compensation arrangement, vested, number (in shares)			54,729		54,729	54,729
Share-based compensation arrangement, equity instruments other than options, nonvested, number (in shares)			7,800		7,800	7,800		0
Share-based compensation arrangement by share-based payment award, fair value of units vested (in shares)					54,729	54,729
Restricted Stock | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense | $			$ 4,000	0		$ (186,000)	0
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)		9,838						10,532	4,621	12,023
Share-based compensation arrangement, accelerated vesting, number of shares (in shares)		7,520
Share-based compensation arrangement, accelerated compensation cost | $						11,601,000
Share-based compensation arrangement, vested and excluded from conversion or cancellation (in shares)	3,878
Share-based compensation arrangement, forfeited (in shares)	17,669	17,669						576	264	1,694
Share-based compensation arrangement, vested, number (in shares)	40,992	40,992						37,214	26,234
Share-based compensation arrangement, outstanding, number (in shares)	0	0						49,553	39,597	35,240	24,533
Compensation expense recognized | $								$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, fair value of units vested (in shares)								10,980
Share-based compensation arrangement by share-based payment award, fair value of units vested | $								$ 21,460,000
Share-based compensation arrangement by share-based payment award, exercisable (in shares)								0
Class B Units | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, allocated share-based compensation expense | $			$ 0	$ 4,008,000		$ 11,998,000	$ 8,059,000
Share-based compensation arrangement, allocated share-based compensation expense, canceled units | $								$ 1,527,000
Class B Units | IH1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of shares authorized (in shares)								10,000
Class B Units | IH2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of shares authorized (in shares)								10,000
Class B Units | IH3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of shares authorized (in shares)								10,000
Class B Units | IH4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of shares authorized (in shares)								10,000
Class B Units | IH5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)								9,996
Share-based compensation arrangement, number of shares authorized (in shares)								10,000
Class B Units | IH6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)		9,650
Class B Units | IH1, IH2, IH3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)		188
Class B Units | IH6 Bonus Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)		9,650
Share-based compensation arrangement by share-based payment award, non-option equity instrument, conversion multiplier	0.5	0.5
Class B Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period								3 years
Class B Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period								5 years